Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss) / gain on derivatives, net	$ 1,218,375	$ 3,189,610	$ (3,765,619)
Not Designated as Hedging Instrument [Member]
(Loss) / gain on derivatives, net	1,218,375	3,189,610	(3,765,619)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Gain (Loss) [Member]
(Loss) / gain on derivatives, net	(1,923,681)	2,181,855	636,705
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
(Loss) / gain on derivatives, net	1,941,446	(137,915)	(301,905)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
(Loss) / gain on derivatives, net	(1,328,550)	40,830	134,010
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
(Loss) / gain on derivatives, net	$ 2,529,160	$ 1,104,840	$ (4,234,429)